CONVERTIBLE NOTES (Details Narrative) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Jan. 25, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) shares	May 31, 2022 AUD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 € / shares	Jul. 31, 2022 shares	Jun. 27, 2022 $ / shares	May 31, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Issue of convertible instruments						$ 569,000	$ 828
Borrowings, interest rate								4.00%
Par value per share | € / shares											€ 1
Expected volatility, share options granted				81.92%
Risk free interest rate, share options granted				3.42%
Fair value of convertible notes | $								$ 304,000
Fair value of redeemable warrants | $								73,000
Number of convertible notes issued						828,240	828,240
Face value of convertible notes						$ 700								$ 1
Convertible notes maturity period						6 months	6 months
Convertible note conversion price description						(i) if Security Matters PTY Ltd. executes a binding agreement for an M&A transaction or receives USD 20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each 2022 Convertible Note will automatically be converted into shares in Security Matters PTY Ltd. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the 2022 Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, Security Matters PTY Ltd. entered into the Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if Security Matters PTY Ltd. has not executed a binding agreement for a qualified transaction until December 31, 2022, the 2022 Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share	(i) if Security Matters PTY Ltd. executes a binding agreement for an M&A transaction or receives USD 20 million or more in return for the issuance of shares on or before December 31, 2022, the principal amount of each 2022 Convertible Note will automatically be converted into shares in Security Matters PTY Ltd. The issuance price per share will be calculated at a 20% discount to the higher of the offer price or price paid by the investors participating in the qualified transaction, as such term is defined in the 2022 Convertible Notes agreement, subject to a floor cap of no lower than AUD 0.15 (USD 0.11) per share. In July 2022, Security Matters PTY Ltd. entered into the Business Combination Agreement that will be subject to de-listing of the Company’s ordinary share capital from the Australian Stock Exchange following receiving an Australian court approval of the future merger (ii) if Security Matters PTY Ltd. has not executed a binding agreement for a qualified transaction until December 31, 2022, the 2022 Convertible Notes balance will automatically convert into ordinary shares at that date. The issuance price per share will be calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 (USD 0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 (USD 0.32) per share
Convertible note | $								$ 377,000	$ 563,000
Number of shares issued			1,000,000	864,000				1,237,751
Proceeds from issuing shares | $									$ 182,000	$ 5,892,000
Description of conversion of debt to equity			shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares			1,000,000
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Warrants term			5 years
Expected volatility, share options granted					73.74%
Risk free interest rate, share options granted					3.91%
Warrant B [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	909,090
Number of shares issued	606,060
Proceeds from issuing shares | $	$ 697
Warrants exercise price per share | $ / shares	$ 1.15												$ 5.28
Convertible Note Agreements [Member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares					12,500
Exercise price of warrants | $ / shares					$ 11.50
Warrants term					5 years
Convertible Note Agreements [Member] | Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Discount rate					20.00%
Warrants to purchase ordinary shares					12,500
Warrants term					5 years
Share purchase price | $ / shares					$ 11.50
Par value per share | $ / shares					$ 5.00
Description of approach used to determine discount rates					The investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary
Convertible Notes Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued												1,000,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								2,619,377
Conversion price | $ / shares		$ 1.6378
Proceeds from issuing shares | $		$ 2,358,000
Net debt | $		4,290,000
Borrowing costs incurred | $		$ 2,574,000
Original issue discount		40.00%
Interest accrued percent		12.00%
Description of conversion of debt to equity		Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the note into ordinary shares; provided that in no case shall the Company so convert the note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Exercised the warrant								3,789,264
Exercised the warrant								2,619,367
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		3,929,051
Warrants exercise price per share | $ / shares		$ 0.0022
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,619,367
Warrants exercise price per share | $ / shares		$ 1.6378
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price | $ / shares					$ 10
Par value per share | $ / shares								$ 0.0022
Number of shares issued			160,227
Ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		3,929,051
Ordinary shares [member] | Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,619,367
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Issue of convertible instruments | $					$ 250,000
Notional amount | $					$ 250,000
Borrowings, maturity					December 31, 2024
Borrowings, interest rate					15.00%
Discount rate					32.20%
Convertible notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Discount rate					20.00%
Promissory Note [Member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Notional amount | $								$ 1,000,000
Number of value converted | $								$ 2,100,000